INTERIM CONDENSED STATEMENTS OF CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues and other income
Revenues	€ 0	€ 0
Other income	3,293	1,329
Total revenues and other income	3,293	1,329
Research and development expenses	(17,805)	(16,608)
Selling, general and administrative expenses	(10,864)	(9,635)
Other Income	6
Other operating incomes and expenses		(963)
Total operating expenses	(28,663)	(27,206)
Operating income (loss)	(25,370)	(25,877)
Financial income	820	2,465
Financial expenses	(3,545)	(2,940)
Financial income (loss)	(2,725)	(474)
Income tax	(3)	(6)
Net loss for the period	€ (28,099)	€ (26,357)
Basic loss per share (in euro per share)	€ (0.80)	€ (0.76)
Diluted loss per share (in euro per share)	€ (0.80)	€ (0.76)